Schedule of Balance Sheet Details (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid directors and officers insurance	$ 642	$ 1,365
Other prepaid expenses	287	140
Other Receivables	188
Other Current Assets	51
Total prepaid expenses and other current assets	$ 1,168	$ 1,505	$ 895	$ 493